Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – Commodity Strategy Fund - Class 1 | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 1 | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 1 | Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 1 | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 1 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 1 | AssetBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 1 | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 1 | Commercial MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 2 | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 2 | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 2 | Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 2 | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 2 | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 2 | AssetBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 2 | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 2 | Commercial MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Commodity Strategy Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%